Pension and Other Postretirement Benefits - Schedule of Amounts Recognized in Balance Sheet and Income Statement (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ 173,646	$ (100,345)	$ 74,853
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	886,714	902,812
Service cost	21,360	23,056	20,319
Interest cost	43,440	37,607	38,266
Benefit obligation at end of year (PBO/PBO/APBO)	1,060,240	886,714	902,812
Market value of plan assets, beginning balance	719,944	609,750
Actual return on plan assets	34,732	96,187
Employer contributions	36,000	46,000
Market value of plan assets, ending balance	754,796	719,944	609,750
Funded status at year end	(305,444)	(166,770)
Qualified Retirement Plan [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	144,606	(44,768)
Benefits paid	(35,880)	(31,993)
Qualified Retirement Plan [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	(35,880)	(31,993)
Qualified Retirement Plan [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.25%
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	36,143	37,373
Service cost	292	373	274
Interest cost	1,745	1,535	1,629
Benefit obligation at end of year (PBO/PBO/APBO)	41,176	36,143	37,373
Employer contributions	2,463	2,477
Funded status at year end	(41,176)	(36,143)
SERP [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	5,459	(661)
Benefits paid	(2,463)	(2,477)
SERP [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	(2,463)	(2,477)
SERP [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%
Weighted-average rate of compensation increase	2.75%	3.25%
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Change in benefit obligations Benefit obligation for service rendered to date at beginning of year (PBO/PBO/APBO)	58,020	59,704
Service cost	1,101	1,220	977
Interest cost	2,829	2,482	2,547
Plan amendments	6,661
Benefit obligation at end of year (PBO/PBO/APBO)	72,202	58,020	59,704
Market value of plan assets, beginning balance	42,314	35,250
Actual return on plan assets	2,859	7,319
Employer contributions		169
Market value of plan assets, ending balance	44,892	42,314	35,250
Funded status at year end	(27,310)	(15,706)
PBOP [Member] | Change in benefit obligations [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	4,567	(4,073)
Benefits paid	(976)	(1,313)
PBOP [Member] | Change in plan assets [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Benefits paid	$ (281)	$ (424)
PBOP [Member] | Benefit obligation [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Discount rate	4.25%	5.00%